INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
INVENTORIES
Raw materials	¥ 378,520	$ 59,398	¥ 121,600
Packaging and other supplies	191,188	30,002	132,593
Pre-made food and beverage items	23,632	3,708	21,375
Inventory, net	¥ 593,340	$ 93,108	¥ 275,568